Income Tax (Details) - Schedule of statutory rates and tax rate	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Statutory Rates And Tax Rate Abstract
U.S. statutory tax rate	21.00%	39.80%	39.80%	21.00%	21.00%
Effective tax rate	21.00%			21.00%	21.00%